NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 8 — NOTES PAYABLE

Notes payable consisted of the following:

	September 30, 2025	December 31, 2024

Note payable to former service provider for past due account payable (current)	$90,000	$90,000
Note payable for settlement of debt (long-term)	500,000	500,000
Small Business Administration loans	143,000	143,000
Total	$733,000	$733,000

There is $436,000 and $402,906 of accrued interest due on these notes as of September 30, 2025 and December 31, 2024, respectively.

NOTE 8 — NOTES PAYABLE

Notes payable consisted of the following:

	December 31, 2024	December 31, 2023

Note payable to former service provider for past due account payable (current)	$90,000	$90,000
Note payable for settlement of debt (long-term)	500,000	500,000
Small Business Administration loans	143,000	134,636
Total	$733,000	$724,636

There is $402,906 and $366,626 of accrued interest due on these notes as of December 31, 2024 and 2023, respectively.